COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of right-of-use assets and lease liabilities

		December 31,
Leases	Classification	2020	2019
Assets
Operating lease assets	Right-of-use lease asset, net (1)	$7,882	$10,032
Total leased assets		$7,882	$10,032

Liabilities
Current
Operating	Other accrued expenses	$2,671	$3,397
Noncurrent
Operating	Other long-term liabilities	5,424	6,900
Total lease liabilities		$8,095	$10,297

Schedule of lease components

		Year Ended December 31,
Lease Cost	Classification	2020	2019
Operating lease cost	General and administrative	$3,412	$3,047
Amortization of right of use assets	General and administrative	2,842	2,775
Interest on lease liabilities	General and administrative	555	722
Total lease cost		$6,809	$6,544

Schedule of future minimum lease payments for assets

2021	$2,695
2022	2,194
2023	1,920
2024	1,935
2025	342
Thereafter	—
Total lease payments	9,086
Less: Interest	(991)
Present value of lease liabilities	$8,095

Schedule of weighted average remaining lease term

Weighted Average Remaining Lease Term (Years)	December 31, 2020
Operating leases	3.61 years

Average Discount Rate
Operating leases	6.53%